Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
No later than 1 year [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 53,738	$ 58,795	$ 62,495
Later Than 1 Year And Not Later Than 5 Years [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	51,081	45,770	62,247
More Than Five 5 [Member] | Rental Properties [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	585	289	2,993
Shopping Malls, Offices And Other Buildings [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 105,404	$ 104,854	$ 127,735